Reserves (Tables)	12 Months Ended
Jan. 31, 2019
Disclosure of reserves within equity [abstract]
Disclosure of Detailed Information About Reserves Within Equity

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
Foreign currency translation reserve
Opening balance	(2,006)	(2,154)	(2,125)
Trasnfers in	(7)	148	(29)
Balance at the end of the year	(2,013)	(2,006)	(2,154)